CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 6 – CONCENTRATIONS

Revenue

For the three and six months ended June 30, 2019, three customers represented 100% of revenues.

Accounts Receivable

As of June 30, 2019, two customers represented 100% of accounts receivable.

NOTE 11 – MAJOR CUSTOMERS/VENDORS

During the year ended December 31, 2018, four customers accounted for 100.0% of total sales.  During the year ended December 31, 2017 there were no sales. Generally, a substantial percentage of the Company's sales has been made to a small number of customers and is typically on an open account basis.

During the years ended December 31, 2018 and 2017, the Company purchased 100.0% of pigment from one vendor. Additionally, during the years ended December 31, 2018 and 2017, the Company purchased 100.0% of canisters from one vendor.

As of December 31, 2018, two customers accounted for 100% of total accounts receivable.